EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2017
EXPENSES BY NATURE
EXPENSES BY NATURE

NOTE 29 — EXPENSES BY NATURE

The Company opted to present its Consolidated Income Statement by function. The expenses classified by nature is as follows:

	2017	2016	2015
Depreciation and amortization	(2,092,551)	(2,535,955)	(2,607,909)
Labor expenses	(5,514,721)	(6,508,834)	(7,018,129)
Raw material and consumption material	(23,423,950)	(22,863,693)	(27,126,417)
Freight	(2,281,773)	(2,279,459)	(2,538,071)
Impairment of assets	(1,114,807)	(2,917,911)	(4,996,240)
Gains and losses on assets held for sale and sales of interest in subsidiaries and associate company	(721,682)	(58,223)	—
Reversal of contingent liabilities, net	929,711	—	—
Other expenses/income, net	(1,563,177)	(2,111,181)	(2,485,485)

	(35,782,950)	(39,275,256)	(46,772,251)

Classified as:
Cost of sales	(33,312,995)	(34,187,941)	(39,290,526)
Selling expenses	(524,965)	(710,766)	(785,002)
General and administrative expenses	(1,129,943)	(1,528,262)	(1,797,483)
Other operating income	260,618	242,077	213,431
Other operating expenses	(168,887)	(114,230)	(116,431)
Impairment of assets	(1,114,807)	(2,917,911)	(4,996,240)
Gains and losses on assets held for sale and sales of interest in subsidiaries and associate company	(721,682)	(58,223)	—
Reversal of contingent liabilities, net	929,711	—	—

	(35,782,950)	(39,275,256)	(46,772,251)